Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2011
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST VII
Central Index Key	dei_EntityCentralIndexKey	0000318874
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2011
MFS Asia Pacific ex-Japan Fund (Prospectus Summary) | MFS Asia Pacific ex-Japan Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPXAX
MFS Asia Pacific ex-Japan Fund (Prospectus Summary) | MFS Asia Pacific ex-Japan Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPXBX
MFS Asia Pacific ex-Japan Fund (Prospectus Summary) | MFS Asia Pacific ex-Japan Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPXCX
MFS Asia Pacific ex-Japan Fund (Prospectus Summary) | MFS Asia Pacific ex-Japan Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPXIX
MFS European Equity Fund (Prospectus Summary) | MFS European Equity Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEEAX
MFS European Equity Fund (Prospectus Summary) | MFS European Equity Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEEBX
MFS European Equity Fund (Prospectus Summary) | MFS European Equity Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEECX
MFS European Equity Fund (Prospectus Summary) | MFS European Equity Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEEIX
MFS Latin American Equity Fund (Prospectus Summary) | MFS Latin American Equity Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLEAX
MFS Latin American Equity Fund (Prospectus Summary) | MFS Latin American Equity Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLEBX
MFS Latin American Equity Fund (Prospectus Summary) | MFS Latin American Equity Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLECX
MFS Latin American Equity Fund (Prospectus Summary) | MFS Latin American Equity Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLEIX

MFS Asia Pacific ex-Japan Fund (Prospectus Summary) | MFS Asia Pacific ex-Japan Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.

More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on

page 7 of the fund's prospectus and "Waivers of Sales Charges" on page I-13 of the fund's statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Asia Pacific ex-Japan Fund	A		B	C	I
Shareholder Fees, Column Name
A

B

C

I

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Asia Pacific ex-Japan Fund		A	B	C	I
Operating Expenses, Column Name
A

B

C

I

Management Fee		1.05%	1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		13.39%	13.39%	13.39%	13.39%
Total Annual Fund Operating Expenses		14.69%	15.44%	15.44%	14.44%
Fee Reductions and/or Expense Reimbursements	[1]	(12.99%)	(12.99%)	(12.99%)	(12.99%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.70%	2.45%	2.45%	1.45%
[1]	MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.70% of the fund's average daily net assets annually for Class A shares, 2.45% of the fund's average daily net assets annually for each of Class B and Class C shares, and 1.45% of the fund's average daily net assets annually for Class I shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least November 30, 2012.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Asia Pacific ex-Japan Fund (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A
Class A Shares
		738	3,328	5,440	9,170
B
Class B Shares assuming redemption at end of period
		648	3,340	5,507	9,240
C
Class C Shares assuming redemption at end of period
		348	3,093	5,375	9,294
I
Class I Shares
		148	2,862	5,089	9,057

Expense Example, No Redemption MFS Asia Pacific ex-Japan Fund (USD $)	Expense Example, No Redemption, By Year, Column Name	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B
Class B Shares assuming no redemption at end of period
		248	3,093	5,375	9,240
C
Class C Shares assuming no redemption at end of period
		248	3,093	5,375	9,294

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in

"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  For the period from the fund's commencement of operations on

September 15, 2010, to the fund's fiscal year end of July 31, 2011, the fund's portfolio turnover rate was approximately 76% of the average value of its portfolio.

Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser)

normally invests at least 80% of the fund's net assets in securities of issuers in the Asia Pacific region, excluding Japan ("Asia Pacific ex-Japan"), and other investments that are tied economically to the Asia Pacific ex-Japan region. The

Asia Pacific ex-Japan region includes Australia, Hong Kong, China, India, Indonesia,

Malaysia, New Zealand, the Philippines, Singapore, South Korea, Taiwan, and Thailand.

Many of the economies of countries in the Asia Pacific region are considered emerging market economies.

MFS normally invests the fund's assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest a large percentage of the fund's assets in issuers in a single country or a small number of countries within the Asia Pacific ex-Japan region.

MFS may invest up to 35% of the fund's assets in any industry that accounts for more than 20% of the Asia Pacific ex-Japan market.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund's assets in companies of any size.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

A team of investment research analysts selects investments for the fund. MFS allocates the fund's assets to analysts by broad market sectors.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political,

regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector,

industry or geographic region, or the market in general.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the

U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the

U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Concentration Risk:  The fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

Asia Pacific Risk:  Many of the economies of countries in the Asia Pacific region are considered emerging market economies.  Countries in the Asia Pacific region can be reliant on only a few industries or commodities.  Many Asia

Pacific economies may be intertwined, so they may experience recessions at the same time or respond similarly to adverse events.  Furthermore, many of the Asia

Pacific economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions,

political and social instability, and less efficient markets.  The economies of many Asia Pacific countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information
The bar chart and performance table are not included because the fund has not had a full calendar year of investment operations.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 28, 2011
MFS Asia Pacific ex-Japan Fund (Prospectus Summary) | MFS Asia Pacific ex-Japan Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary of Key Information
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund's investment objective is to seek capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 7 of the fund's prospectus and "Waivers of Sales Charges" on page I-13 of the fund's statement of additional information Part I.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-11-30
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  For the period from the fund's commencement of operations on
September 15, 2010, to the fund's fiscal year end of July 31, 2011, the fund's portfolio turnover rate was approximately 76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted to reflect current fee arrangements.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests at least 80% of the fund's net assets in securities of issuers in the Asia Pacific region, excluding Japan ("Asia Pacific ex-Japan"), and other investments that are tied economically to the Asia Pacific ex-Japan region. The
Asia Pacific ex-Japan region includes Australia, Hong Kong, China, India, Indonesia,
Malaysia, New Zealand, the Philippines, Singapore, South Korea, Taiwan, and Thailand.
Many of the economies of countries in the Asia Pacific region are considered emerging market economies.

MFS normally invests the fund's assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest a large percentage of the fund's assets in issuers in a single country or a small number of countries within the Asia Pacific ex-Japan region.

MFS may invest up to 35% of the fund's assets in any industry that accounts for more than 20% of the Asia Pacific ex-Japan market.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund's assets in companies of any size.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

A team of investment research analysts selects investments for the fund. MFS allocates the fund's assets to analysts by broad market sectors.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the
U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Concentration Risk:  The fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

Asia Pacific Risk:  Many of the economies of countries in the Asia Pacific region are considered emerging market economies.  Countries in the Asia Pacific region can be reliant on only a few industries or commodities.  Many Asia
Pacific economies may be intertwined, so they may experience recessions at the same time or respond similarly to adverse events.  Furthermore, many of the Asia
Pacific economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets.  The economies of many Asia Pacific countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table are not included because the fund has not had a full calendar year of investment operations.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The bar chart and performance table are not included because the fund has not had a full calendar year of investment operations.
MFS Asia Pacific ex-Japan Fund | A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
A

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
A

Management Fee	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	13.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.69%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(12.99%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.70%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	738
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	3,328
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	5,440
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	9,170
MFS Asia Pacific ex-Japan Fund | B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
B

Management Fee	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	13.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	15.44%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(12.99%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.45%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	648
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	3,340
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	5,507
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	9,240
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	248
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	3,093
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	5,375
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	9,240
MFS Asia Pacific ex-Japan Fund | C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
C

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
C

Management Fee	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	13.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	15.44%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(12.99%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.45%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	348
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	3,093
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	5,375
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	9,294
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	248
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	3,093
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	5,375
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	9,294
MFS Asia Pacific ex-Japan Fund | I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
I

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
I

Management Fee	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	13.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.44%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(12.99%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.45%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	148
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,862
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	5,089
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	9,057

[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.
[2]	MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.70% of the fund's average daily net assets annually for Class A shares, 2.45% of the fund's average daily net assets annually for each of Class B and Class C shares, and 1.45% of the fund's average daily net assets annually for Class I shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least November 30, 2012.

MFS European Equity Fund (Prospectus Summary) | MFS European Equity Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.

More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on

page 7 of the fund's prospectus and "Waivers of Sales Charges" on page I-13 of the fund's statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS European Equity Fund	A		B	C	I
Shareholder Fees, Column Name
A

B

C

I

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS European Equity Fund		A	B	C	I
Operating Expenses, Column Name
A

B

C

I

Management Fee		0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		13.97%	13.97%	13.97%	13.97%
Total Annual Fund Operating Expenses		15.12%	15.87%	15.87%	14.87%
Fee Reductions and/or Expense Reimbursements	[1]	(13.57%)	(13.57%)	(13.57%)	(13.57%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.55%	2.30%	2.30%	1.30%
[1]	MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transactions costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.55% of the fund's average daily net assets annually for Class A shares, 2.30% of the fund's average daily net assets annually for each of Class B and Class C shares, and 1.30% of the fund's average daily net assets annually for Class I shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least November 30, 2012.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS European Equity Fund (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A
Class A Shares
		724	3,381	5,528	9,260
B
Class B Shares assuming redemption at end of period
		633	3,393	5,593	9,327
C
Class C Shares assuming redemption at end of period
		333	3,148	5,464	9,379
I
Class I Shares
		132	2,920	5,184	9,155

Expense Example, No Redemption MFS European Equity Fund (USD $)	Expense Example, No Redemption, By Year, Column Name	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B
Class B Shares assuming no redemption at end of period
		233	3,148	5,464	9,327
C
Class C Shares assuming no redemption at end of period
		233	3,148	5,464	9,379

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in

"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  For the period from the fund's commencement of operations on

September 15, 2010 to the fund's fiscal year end of July 31, 2011, the fund's portfolio turnover rate was approximately 26% of the average value of its portfolio.

Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser)

normally invests at least 80% of the fund's net assets in equity securities of

European issuers and other investments that are tied economically to Europe.

Europe includes the more developed markets of Western Europe, as well as developing markets in Eastern Europe. Some of these countries' economies are considered emerging market economies.

Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest a large percentage of the fund's assets in issuers in a single country or a small number of countries within Europe.

MFS may invest up to 35% of the fund's assets in any industry that accounts for more than 20% of the European market.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund's assets in companies of any size.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

A team of investment research analysts selects investments for the fund.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political,

regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector,

industry or geographic region, or the market in general.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the

U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the

U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Concentration Risk:  The fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

European Market Risk:  The economies of countries in Europe are in all stages of economic development and include both emerging and developed markets.  European countries can be significantly affected by the tight fiscal and monetary controls that the European Economic and Monetary Union (EMU) imposes on its members and with which candidates for EMU membership are required to comply.

Eastern European countries remain relatively undeveloped and can be particularly sensitive to social, political and economic conditions.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information
The bar chart and performance table are not included because the fund has not had a full calendar year of investment operations.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 28, 2011
MFS European Equity Fund (Prospectus Summary) | MFS European Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary of Key Information
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund's investment objective is to seek capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 7 of the fund's prospectus and "Waivers of Sales Charges" on page I-13 of the fund's statement of additional information Part I.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-11-30
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  For the period from the fund's commencement of operations on
September 15, 2010 to the fund's fiscal year end of July 31, 2011, the fund's portfolio turnover rate was approximately 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted to reflect current fee arrangements.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests at least 80% of the fund's net assets in equity securities of
European issuers and other investments that are tied economically to Europe.
Europe includes the more developed markets of Western Europe, as well as developing markets in Eastern Europe. Some of these countries' economies are considered emerging market economies.

Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest a large percentage of the fund's assets in issuers in a single country or a small number of countries within Europe.

MFS may invest up to 35% of the fund's assets in any industry that accounts for more than 20% of the European market.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund's assets in companies of any size.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

A team of investment research analysts selects investments for the fund.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the
U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Concentration Risk:  The fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

European Market Risk:  The economies of countries in Europe are in all stages of economic development and include both emerging and developed markets.  European countries can be significantly affected by the tight fiscal and monetary controls that the European Economic and Monetary Union (EMU) imposes on its members and with which candidates for EMU membership are required to comply.
Eastern European countries remain relatively undeveloped and can be particularly sensitive to social, political and economic conditions.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table are not included because the fund has not had a full calendar year of investment operations.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The bar chart and performance table are not included because the fund has not had a full calendar year of investment operations.
MFS European Equity Fund | A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
A

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
A

Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	13.97%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	15.12%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(13.57%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	724
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	3,381
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	5,528
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	9,260
MFS European Equity Fund | B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
B

Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	13.97%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	15.87%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(13.57%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	633
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	3,393
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	5,593
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	9,327
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	3,148
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	5,464
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	9,327
MFS European Equity Fund | C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
C

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
C

Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	13.97%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	15.87%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(13.57%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	333
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	3,148
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	5,464
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	9,379
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	3,148
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	5,464
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	9,379
MFS European Equity Fund | I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
I

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
I

Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	13.97%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.87%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(13.57%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,920
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	5,184
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	9,155

[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.
[2]	MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transactions costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.55% of the fund's average daily net assets annually for Class A shares, 2.30% of the fund's average daily net assets annually for each of Class B and Class C shares, and 1.30% of the fund's average daily net assets annually for Class I shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least November 30, 2012.

MFS Latin American Equity Fund (Prospectus Summary) | MFS Latin American Equity Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.

More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on

page 7 of the fund's prospectus and "Waivers of Sales Charges" on page I-13 of the fund's statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Latin American Equity Fund	A		B	C	I
Shareholder Fees, Column Name
A

B

C

I

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Latin American Equity Fund		A	B	C	I
Operating Expenses, Column Name
A

B

C

I

Management Fee		1.05%	1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		9.25%	9.25%	9.25%	9.25%
Total Annual Fund Operating Expenses		10.55%	11.30%	11.30%	10.30%
Fee Reductions and/or Expense Reimbursements	[1]	(8.90%)	(8.90%)	(8.90%)	(8.90%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.65%	2.40%	2.40%	1.40%
[1]	MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.65% of the fund's average daily net assets annually for Class A shares, 2.40% of the fund's average daily net assets annually for each of Class B and Class C shares, and 1.40% of the fund's average daily net assets annually for Class I shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least November 30, 2012.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Latin American Equity Fund (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A
Class A Shares
		733	2,676	4,409	7,967
B
Class B Shares assuming redemption at end of period
		643	2,688	4,486	8,062
C
Class C Shares assuming redemption at end of period
		343	2,418	4,328	8,143
I
Class I Shares
		143	2,165	3,979	7,736

Expense Example, No Redemption MFS Latin American Equity Fund (USD $)	Expense Example, No Redemption, By Year, Column Name	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B
Class B Shares assuming no redemption at end of period
		243	2,418	4,328	8,062
C
Class C Shares assuming no redemption at end of period
		243	2,418	4,328	8,143

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in

"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  For the period from the fund's commencement of operations on

September 15, 2010 to the fund's fiscal year end of July 31, 2011, the fund's portfolio turnover rate was approximately 30% of the average value of its portfolio.

Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser)

normally invests at least 80% of the fund's net assets in equity securities of

Latin American issuers and other investments that are tied economically to Latin

America. The Latin American region includes any country in South America,

Central America, the Caribbean, and Mexico. All of the countries in the Latin

American region are currently considered emerging market economies.

Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest a large percentage of the fund's assets in issuers in a single country or a small number of countries within Latin America.

MFS may invest up to 35% of the fund's assets in any industry that accounts for more than 20% of the Latin American market.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund's assets in companies of any size.

The fund is a non-diversified fund. This means that MFS may invest a relatively large percentage of the fund's assets in a single issuer or a small number of issuers.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political,

regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector,

industry or geographic region, or the market in general.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the

U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the

U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Concentration Risk:  The fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

Latin American Market Risk:  All of the countries in the Latin American region are currently considered emerging market economies. High interest, inflation,

and unemployment rates have historically characterized most Latin American economies.  These economies are less developed and can be reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. The economies of Latin American countries are particularly sensitive to fluctuations in commodity prices because commodities represent a significant percentage of exports of many Latin American countries. Governments of many Latin American countries exercise substantial influence over many aspects of the private sector, and any such exercise could have a significant effect on issuers in which the fund invests.

Non-Diversification Risk:  Because MFS may invest a relatively large percentage of the fund's assets in a single issuer or small number of issuers, the fund's performance could be closely tied to the value of that one issuer or issuers,

and could be more volatile than the performance of diversified funds.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information
The bar chart and performance table are not included because the fund has not had a full calendar year of investment operations.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 28, 2011
MFS Latin American Equity Fund (Prospectus Summary) | MFS Latin American Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary of Key Information
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund's investment objective is to seek capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 7 of the fund's prospectus and "Waivers of Sales Charges" on page I-13 of the fund's statement of additional information Part I.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-11-30
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  For the period from the fund's commencement of operations on
September 15, 2010 to the fund's fiscal year end of July 31, 2011, the fund's portfolio turnover rate was approximately 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted to reflect current fee arrangements.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests at least 80% of the fund's net assets in equity securities of
Latin American issuers and other investments that are tied economically to Latin
America. The Latin American region includes any country in South America,
Central America, the Caribbean, and Mexico. All of the countries in the Latin
American region are currently considered emerging market economies.

Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest a large percentage of the fund's assets in issuers in a single country or a small number of countries within Latin America.

MFS may invest up to 35% of the fund's assets in any industry that accounts for more than 20% of the Latin American market.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund's assets in companies of any size.

The fund is a non-diversified fund. This means that MFS may invest a relatively large percentage of the fund's assets in a single issuer or a small number of issuers.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the
U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Concentration Risk:  The fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

Latin American Market Risk:  All of the countries in the Latin American region are currently considered emerging market economies. High interest, inflation, and unemployment rates have historically characterized most Latin American economies.  These economies are less developed and can be reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. The economies of Latin American countries are particularly sensitive to fluctuations in commodity prices because commodities represent a significant percentage of exports of many Latin American countries. Governments of many Latin American countries exercise substantial influence over many aspects of the private sector, and any such exercise could have a significant effect on issuers in which the fund invests.

Non-Diversification Risk:  Because MFS may invest a relatively large percentage of the fund's assets in a single issuer or small number of issuers, the fund's performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Because MFS may invest a relatively large percentage of the fund's assets in a single issuer or small number of issuers, the fund's performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table are not included because the fund has not had a full calendar year of investment operations.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The bar chart and performance table are not included because the fund has not had a full calendar year of investment operations.
MFS Latin American Equity Fund | A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
A

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
A

Management Fee	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	9.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	10.55%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(8.90%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	733
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,676
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	4,409
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	7,967
MFS Latin American Equity Fund | B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
B

Management Fee	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	9.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	11.30%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(8.90%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	643
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,688
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	4,486
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	8,062
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	243
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,418
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	4,328
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	8,062
MFS Latin American Equity Fund | C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
C

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
C

Management Fee	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	9.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	11.30%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(8.90%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	343
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,418
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	4,328
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	8,143
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	243
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,418
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	4,328
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	8,143
MFS Latin American Equity Fund | I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
I

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
I

Management Fee	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	9.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	10.30%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(8.90%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,165
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,979
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	7,736

[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.
[2]	MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.65% of the fund's average daily net assets annually for Class A shares, 2.40% of the fund's average daily net assets annually for each of Class B and Class C shares, and 1.40% of the fund's average daily net assets annually for Class I shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least November 30, 2012.